Concentrations (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Top Ten Customers
Customer revenue concentration	58.90%
Accounts receivable concentration	$ 4,596	$ 4,075
Top Customer
Customer revenue concentration	22.00%